VANECK AA-BB CLO ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Par
(000's) Value
COLLATERALIZED LOAN OBLIGATIONS:
95.6%
Bain Capital Credit CLO
2021-1 Ltd. 144A
10.63% (Term SOFR USD 3
Month+6.30%), 04/18/34 $ 3,000 $ 2,897,982
Bain Capital Credit CLO
2021-2 Ltd. 144A
6.31% (Term SOFR USD 3
Month+2.00%), 07/16/34 2,250 2,252,732
7.41% (Term SOFR USD 3
Month+3.10%), 07/16/34 1,250 1,260,430
Bain Capital Credit CLO
2021-7 Ltd. 144A
10.81% (Term SOFR USD 3
Month+6.50%), 01/22/35 3,500 3,442,625
BlueMountain CLO XXVIII
Ltd. 144A
7.46% (Term SOFR USD 3
Month+3.16%), 04/15/34 1,500 1,502,934
BlueMountain CLO XXXII Ltd.
144A
10.89% (Term SOFR USD 3
Month+6.60%), 10/15/34 3,250 3,175,517
BlueMountain CLO XXXIII
Ltd. 144A
11.41% (Term SOFR USD 3
Month+7.09%), 11/20/34 3,000 2,895,000
BlueMountain CLO XXXV Ltd.
144A
6.14% (Term SOFR USD 3
Month+1.85%), 10/22/37 1,250 1,251,196
Canyon CLO 2019-2 Ltd.
144A
6.21% (Term SOFR USD 3
Month+1.90%), 10/15/34 1,775 1,756,061
Canyon CLO 2020-1 Ltd.
144A
6.25% (Term SOFR USD 3
Month+1.95%), 07/15/34 1,500 1,487,679
10.55% (Term SOFR USD 3
Month+6.25%), 07/15/34 2,000 1,983,532
Capital Four US CLO III Ltd.
144A
1.00% (Term SOFR USD 3
Month+2.20%), 04/21/38 5,000 5,007,644
Carlyle Global Market
Strategies CLO 2012-4 Ltd.
144A
6.39% (Term SOFR USD 3
Month+2.10%), 04/22/32 1,650 1,651,982
Dryden 72 CLO Ltd. 144A
6.32% (Term SOFR USD 3
Month+2.00%), 05/15/32 1,000 1,000,829
Dryden 95 CLO Ltd. 144A
7.37% (Term SOFR USD 3
Month+3.05%), 08/20/34 7,000 7,013,726
Goldentree Loan
Management US Clo 12
Ltd. 144A
5.82% (Term SOFR USD 3
Month+1.53%), 07/20/37 2,000 1,991,052
Goldentree Loan
Management US CLO 8
Ltd. 144A
6.14% (Term SOFR USD 3
Month+1.85%), 10/20/34 1,000 995,509
Golub Capital Partners CLO
74 B Ltd. 144A
6.15% (Term SOFR USD 3
Month+1.85%), 07/25/37 1,250 1,252,120
KKR CLO 27 LTD 144A
10.66% (Term SOFR USD 3
Month+6.25%), 01/15/35 2,500 2,506,900
LCM 39 Ltd. 144A
7.55% (Term SOFR USD 3
Month+3.25%), 10/15/34 2,500 2,497,918
11.30% (Term SOFR USD 3
Month+7.00%), 10/15/34 2,500 2,517,138
Madison Park Funding LVII
Ltd. 144A
7.25% (Term SOFR USD 3
Month+2.95%), 07/27/34 1,500 1,502,052
Neuberger Berman CLO
XVI-S Ltd. 144A
5.91% (Term SOFR USD 3
Month+1.60%), 04/15/39 4,000 4,003,488
Neuberger Berman Loan
Advisers CLO 38 Ltd. 144A
5.72% (Term SOFR USD 3
Month+1.40%), 10/20/36 5,000 4,963,734
Neuberger Berman Loan
Advisers Clo 42 Ltd. 144A
6.17% (Term SOFR USD 3
Month+1.40%), 07/16/36 5,000 4,966,769
Ocean Trails CLO XIV Ltd.
144A
6.29% (Term SOFR USD 3
Month+2.00%), 01/20/38 1,700 1,699,623
OZLM XXIII Ltd. 144A
6.50% (Term SOFR USD 3
Month+2.20%), 10/15/37 1,000 991,565
POLUS US CLO I Ltd. 144A
6.36% (Term SOFR USD 3
Month+1.90%), 10/20/37 1,250 1,251,761
6.86% (Term SOFR USD 3
Month+2.40%), 10/20/37 1,250 1,256,140
Rockford Tower CLO 2019-2
Ltd. 144A
6.32% (Term SOFR USD 3
Month+2.00%), 08/20/32 1,000 998,994
Sculptor CLO XXVI Ltd. 144A
6.55% (Term SOFR USD 3
Month+2.20%), 01/20/38 3,300 3,275,250
Sculptor CLO XXVIII Ltd. 144A
6.25% (Term SOFR USD 3
Month+1.95%), 01/20/35 3,000 2,990,865
Signal Peak CLO 4 Ltd. 144A
7.76% (Term SOFR USD 3
Month+3.46%), 10/26/34 2,300 2,305,361
Signal Peak CLO 7 Ltd. 144A

VANECK AA-BB CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
6.44% (Term SOFR USD 3
Month+2.15%), 10/20/37 1,000 1,002,774
Sound Point CLO XXIX Ltd.
144A
8.06% (Term SOFR USD 3
Month+3.76%), 04/25/34 3,500 3,479,669
Sound Point CLO XXVI Ltd.
144A
7.90% (Term SOFR USD 3
Month+3.61%), 07/20/34 1,000 997,374
Sound Point CLO XXXI Ltd.
144A
7.81% (Term SOFR USD 3
Month+3.51%), 10/25/34 2,500 2,366,340
Trinitas CLO XIX Ltd. 144A
7.24% (Term SOFR USD 3
Month+2.95%), 10/20/33 2,500 2,498,558
Whitebox CLO III Ltd. 144A
6.00% (Term SOFR USD 3
Month+1.70%), 10/15/35 1,250 1,252,250
6.20% (Term SOFR USD 3
Month+1.90%), 10/15/35 2,250 2,251,789
Wind River 2022-1 CLO Ltd.
144A
6.14% (Term SOFR USD 3
Month+1.85%), 07/20/35 2,500 2,501,343
Underline
Total Collateralized Loan Obligations
(Cost: $97,266,320) 96,896,205
Par
(000's) Value
SHORT-TERM INVESTMENT : 8.4%
(Cost: $8,478,964)
United States Treasury Obligations: 8.4%
TREASURY BILL
8.61%, 04/22/25 8,500,000 8,478,950
Underline
Total Investments: 104.0%
(Cost: $105,745,284) 105,375,155
Liabilities in excess of other assets: (4.0)% (4,009,570)
NET ASSETS: 100.0% $ 101,365,585
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $96,896,205, or 95.6% of net assets.